Investment Objectives and Goals - Roundhill Box Spread ETF	Feb. 18, 2026
Prospectus [Line Items]
Risk/Return [Heading]	Roundhill Ultra Short Duration No Dividend Target ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to seek capital appreciation.